Share-based compensation (Details) (USD $)					12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2012 Granted In 2008 [Member]	Jun. 30, 2011 Granted In 2008 [Member]	Jun. 30, 2012 Granted In 2009 [Member]	Jun. 30, 2011 Granted In 2009 [Member]	Jun. 30, 2012 Granted In 2010 [Member]	Jun. 30, 2011 Granted In 2010 [Member]
Exercise price					$ 5.56	$ 5.56	$ 2.6	$ 2.6	$ 4.0	$ 5
Number of options Outstanding	936,216	1,985,321	2,412,971	3,172,468	102,162		345,950		10,000
Vesting period					30% will vest from the date of grant to December 31, 2008; 30% will vest from January 1, 2009 to December 31, 2009; the remaining 40% will vest from January 1, 2010 to December 31, 2010		30% will vest from the date of grant to December 31, 2009; 30% will vest from January 1, 2010 to December 31, 2010; the remaining 40% will vest from January 1, 2011 to December 31, 2011		30% will vest from the date of grant to December 31, 2010; 30% will vest from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.